Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 8,722	$ 7,370
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	671	589
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,982	6,684
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	4,165	3,482
Canada plan [member] | Pension plan [member] | Deferred Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	587	484
Canada plan [member] | Pension plan [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,230	2,718
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	620	541
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	179	142
Canada plan [member] | Other post employment benefit plans [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 441	$ 399